Transactions with related parties, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Monthly Administrative Fee	$ 10
Initial Annual Brokerage Fee		1,040
Annual Brokerage Fee	1,300
Commissions Percentage On Charters	1.00%
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	$ 20